Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share
Schedule of income and share data used in basic and diluted loss per share computations

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	11,343	53,063

Weighted average number of ordinary shares for basic and diluted earnings per share	197,314,600	197,971,371

Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$	0.06	0.27